Investment Strategy	Dec. 31, 2024
Bitwise Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of one or more exchange-traded products that hold bitcoin (each, a “Bitcoin ETP,” and together, the “Bitcoin ETPs”), subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of the Bitcoin ETP(s) through the purchase and sale of a combination of call and put option contracts that utilize a Bitcoin ETP or an index of Bitcoin ETPs (a “Bitcoin ETP Index”) as the reference asset (“Bitcoin ETP Call Options” and “Bitcoin ETP Put Options,” respectively, and together, “Bitcoin ETP Options”). The Fund will also sell Bitcoin ETP Call Options in seeking to provide income in the form of option premiums. However, the sale of Bitcoin ETP Call Options to generate income will also limit the degree to which the Fund will participate in investment gains experienced by the Bitcoin ETP(s). The Fund does not invest directly in bitcoin.

The Fund will invest at least 80% of its net assets plus borrowings in Bitcoin ETP Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will determine whether to utilize Bitcoin ETP Options that use a Bitcoin ETP or a Bitcoin ETP Index as the reference asset based upon a range of factors, including, but not limited to, whether it is seeking exposure to the performance of a single Bitcoin ETP or the aggregate performance of a group of Bitcoin ETPs, the liquidity of the various Bitcoin ETP Options and Bitcoin ETP Option position limits.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize a Bitcoin ETP or Bitcoin ETP Index as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, a Bitcoin ETP or a Bitcoin ETP Index) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying reference asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying reference asset (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to the Bitcoin ETP(s) through the use of Bitcoin ETP Options. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy,” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to the Bitcoin ETP(s). The Fund’s synthetic exposure to the Bitcoin ETP(s) is achieved through the combination of purchasing Bitcoin ETP Call Options and selling Bitcoin ETP Put Options generally at the same strike price, which synthetically creates the upside and downside participation in the price returns of the Bitcoin ETP(s). The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETP(s) through the purchase of Bitcoin ETP Call Options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Bitcoin ETP(s) through the sale of Bitcoin ETP Put Options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased Bitcoin ETP Call Options and sold Bitcoin ETP Put Options generally provide exposure to price returns of the Bitcoin ETP(s) both on the upside and downside. The Fund intends to continuously maintain exposure to the Bitcoin ETP(s) through the use of Bitcoin ETP Options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell Bitcoin ETP Call Options at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of a Bitcoin ETP. It is important to note that the sale of these Bitcoin ETP Call Options to generate income will limit the Fund’s ability to participate in increases in value of a Bitcoin ETP’s share price beyond a certain point. If the share price of a Bitcoin ETP increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if a Bitcoin ETP’s share price appreciates in value beyond the strike price of one or more of the Bitcoin ETP Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Bitcoin ETP(s) and the sold Bitcoin ETP Call Options) will limit the Fund’s participation in gains of a Bitcoin ETP’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Bitcoin ETP(s) into current income. Such income may be less than the upside return of the Bitcoin ETP(s). It is expected that the call options the Fund sells to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s Bitcoin ETP Options and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Bitcoin ETP(s) equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in a Bitcoin ETP.

2.	The Fund’s strategy is subject to all potential losses if shares of Bitcoin ETPs decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of a Bitcoin ETP.

The Fund will determine whether to utilize Bitcoin ETP Options that use a Bitcoin ETP or a Bitcoin ETP Index as the reference asset based upon a range of factors, including, but not limited to, whether it is seeking exposure to the performance of a single Bitcoin ETP or the aggregate performance of a group of Bitcoin ETPs, the liquidity of the various Bitcoin ETP Options and Bitcoin ETP Option position limits.

Additional Information About the Bitcoin ETPs

The Bitcoin ETPs are organized as Delaware statutory trusts, issuing shares that represent fractional, undivided beneficial interests in their respective net assets, which consist almost exclusively of bitcoin. Each Bitcoin ETP aims to closely track bitcoin’s price performance. These Bitcoin ETPs are not registered as investment companies under the 1940 Act. Additionally, their sponsors are not registered with the SEC as investment advisers and, therefore, are not subject to SEC regulation in that capacity regarding their activities related to managing the Bitcoin ETPs. Moreover, the Bitcoin ETPs are not classified as commodity pools under the Commodity Exchange Act of 1936, as amended (the “CEA”), and consequently, the sponsors are not regulated by the Commodity Futures Trading Commission (the “CFTC”) as commodity pool operators or commodity trading advisors with respect to their operation of the Bitcoin ETPs.

The underlying issuers of Bitcoin ETPs are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and are subject to the informational requirements of the Exchange Act. Information provided to or filed with the SEC by the underlying issuer of a Bitcoin ETP pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding Bitcoin ETPs, can be located through the SEC’s website at www.sec.gov.

In particular, the Fund expects to have significant exposure to the Bitwise Bitcoin ETF (“BITB”), a Bitcoin ETP. BITB’s shares are listed on the NYSE Arca, Inc. under the ticker symbol “BITB.” BITB’s investment objective is to seek to provide exposure to the value of bitcoin held by the Trust, less the expenses of BITB’s operations and other liabilities. Bitwise Investment Advisers, LLC, an affiliate of the Fund’s investment adviser, serves as the sponsor to BITB.

Additional Information about the Bitcoin ETP Index

The Cboe Bitcoin U.S. ETF Index (CBTX) is a modified market capitalization-weighted index that is designed to track the performance of a basket of Bitcoin ETPs listed on U.S. exchanges. Cboe Bitcoin U.S. ETF Index Options are cash-settled, European style index options based on the Cboe Bitcoin U.S. ETF Index. Similarly, the Cboe Mini Bitcoin U.S. ETF Index (MBTX) Options are cash-settled, European style index options based on the Cboe Mini Bitcoin U.S. ETF Index that are designed to be 1/10th the size of the standard CBTX options contract.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets plus borrowings in Bitcoin ETP Options.
Bitwise BITQ Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of BITQ, subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of BITQ through the purchase and sale of a combination of call and put option contracts that utilize BITQ as the reference asset. The Fund will also sell call options that utilize BITQ or the securities held by BITQ (each, a “BITQ Constituent”, and collectively, the “BITQ Constituents”) as the reference asset. These sold call options provide income in the form of option premiums but will also limit the degree to which the Fund will participate in investment gains experienced by BITQ.

The Fund will invest at least 80% of its net assets plus borrowings in options contracts with reference assets that cumulatively provide exposure to the performance of BITQ. Such option contracts may utilize BITQ itself as the reference asset or such option contracts may utilize the BITQ Constituents that approximately replicate the performance of BITQ as the reference assets. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize BITQ or a BITQ Constituent as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, BITQ) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying reference asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying reference asset (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to BITQ through the use of options contracts that use BITQ as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy,” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to BITQ. The Fund’s synthetic exposure to BITQ is achieved through the combination of purchasing call options and selling put options generally at the same strike price, which synthetically creates the upside and downside participation in the price returns of BITQ. The Fund will primarily gain exposure to increases in value experienced by BITQ through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by BITQ through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of BITQ both on the upside and downside. The Fund intends to continuously maintain exposure to BITQ through the use of options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference BITQ or a BITQ Constituent at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of BITQ or the BITQ Constituent, as applicable. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of BITQ’s or the BITQ Constituent’s share price beyond a certain point. If the share price of BITQ or a BITQ Constituent increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if BITQ’s or the BITQ Constituent’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to BITQ and the sold BITQ or BITQ Constituent call positions) will limit the Fund’s participation in gains of BITQ’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of BITQ into current income. Such income may be less than the upside return of BITQ. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s options positions and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to BITQ equal to at least 100% of the Fund’s total assets.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries in which BITQ is concentrated. As of July 25, 2025, BITQ is concentrated in the industry or group of industries comprising the financial sector and the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in BITQ.

2.	The Fund’s strategy is subject to all potential losses if shares of BITQ decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of BITQ.

4.	Fund shareholders are not entitled to any BITQ dividends.

Additional Information About BITQ

BITQ is an ETF that seeks investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “BITQ Index”). The BITQ Index was designed by Bitwise Index Services, LLC (the “Index Sponsor”), an affiliate of the Fund’s investment adviser, to measure the performance of companies involved in servicing the cryptocurrency markets, including crypto mining firms, crypto mining equipment suppliers, crypto financial services companies, or other financial institutions servicing primarily crypto-related clientele (i.e., the crypto ecosystem). Under normal circumstances, BITQ invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of Crypto Innovators, as defined below.

In constructing the BITQ Index, the Index Sponsor identifies a two-tiered universe of companies as follows:

1)       Tier 1 Companies (“Crypto Innovators”). Companies that: (a) derive more than 75% of their revenue directly from the crypto ecosystem; or (b) have more than 75% of their net assets accounted for by direct holdings of bitcoin or ether, and, in either case, are not involved in bankruptcy proceedings. Crypto Innovators will make up 85% of the Index at the time of each rebalance.

2)       Tier 2 Companies. Companies that are not classified as Crypto Innovators, have a market capitalization of at least $10 billion, and either: (a) have a significant dedicated business initiative explicitly focused on the crypto ecosystem that is reported in at least one of the company’s official quarterly or annual filings from the past 12 months, including initiatives involving the purchase, sale, development, custody, mining, trading, transacting in, processing transactions with, or holding of crypto assets or derivative instruments that track the value of crypto assets; or (b) hold at least $100 million of bitcoin or ether as a balance sheet asset. Tier 2 Companies will make up 15% of the Index at the time of each rebalance.

Companies identified as part of the universe described above are then subject to certain eligibility criteria, including that the company’s shares be listed on an eligible stock exchange, as determined by the Index Sponsor. Companies are also screened for size (companies must have a minimum market capitalization of at least $100 million at the time of initial inclusion), liquidity (shares must have a three-month average daily traded value of at least $1 million), and free float (shares must have a free float, which refers to the portion of shares publicly available for purchase on the secondary market, of at least 10%). Shares of common stock, units, tracking stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are eligible for inclusion in the BITQ Index. Where securities of eligible companies have multiple share classes listed on major exchanges, the most liquid share class is included as determined by the average daily traded value for the six-month period preceding the date companies are screened for inclusion. The BITQ Index may include securities of non-U.S. issuers (including emerging market issuers), China A-shares (which are shares of mainland China-based companies that trade on the Chinese stock exchanges) and securities issued in an initial public offering (“IPO”). The BITQ Index may include companies that only have indirect involvement in the crypto ecosystem. After applying the above screening criteria, the BITQ Index comprises the top 20 Crypto Innovators and the top 10 Tier 2 Companies, in each case selected by market capitalization. Crypto Innovators are weighted according to free float-adjusted market capitalization and Tier 2 Companies are equally weighted.

BITQ is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of BITQ pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding BITQ, can be located through the SEC’s website at www.sec.gov.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets plus borrowings in options contracts with reference assets that cumulatively provide exposure to the performance of BITQ.
Bitwise Ethereum Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of one or more exchange-traded products that hold ether directly or provide exposure to ether through investments in futures contracts that utilize ether as a reference asset (each, an “Ether ETP,” and together, the “Ether ETPs”), subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of the Ether ETP(s) through the purchase and sale of a combination of call and put option contracts that utilize an Ether ETP as the reference asset (“Ether ETP Call Options” and “Ether ETP Put Options,” respectively, and together, “Ether ETP Options”). The Fund will also sell Ether ETP Call Options in seeking to provide income in the form of option premiums. However, the sale of Ether ETP Call Options to generate income will also limit the degree to which the Fund will participate in investment gains experienced by the Ether ETP(s). The Fund does not invest directly in ether.

The Fund will invest at least 80% of its net assets plus borrowings in Ether ETP Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize an Ether ETP as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, an Ether ETP) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying asset (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to the Ether ETP(s) through the use of Ether ETP Options. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy,” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to the Ether ETP(s). The Fund’s synthetic exposure to the Ether ETP(s) is achieved through the combination of purchasing Ether ETP Call Options and selling Ether ETP Put Options generally at the same strike price, which synthetically creates the upside and downside participation in the price returns of the Ether ETP(s). The Fund will primarily gain exposure to increases in value experienced by the Ether ETP(s) through the purchase of Ether ETP Call Options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Ether ETP(s) through the sale of Ether ETP Put Options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased Ether ETP Call Options and sold Ether ETP Put Options generally provide exposure to price returns of the Ether ETP(s) both on the upside and downside. The Fund intends to continuously maintain exposure to the Ether ETP(s) through the use of Ether ETP Options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell Ether ETP Call Options at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of an Ether ETP. It is important to note that the sale of these Ether ETP Call Options to generate income will limit the Fund’s ability to participate in increases in value of an Ether ETP’s share price beyond a certain point. If the share price of an Ether ETP increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if an Ether ETP’s share price appreciates in value beyond the strike price of one or more of the Ether ETP Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Ether ETP(s) and the sold Ether ETP Call Options) will limit the Fund’s participation in gains of an Ether ETP’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Ether ETP(s) into current income. Such income may be less than the upside return of the Ether ETP(s). It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s Ether ETP Options and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Ether ETP(s) equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in an Ether ETP.

2.	The Fund’s strategy is subject to all potential losses if shares of Ether ETPs decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of an Ether ETP.

Additional Information About the Ether ETPs

The Ether ETPs serving as the reference asset for Ether ETP Options may be structured as ETPs that hold ether directly (“Spot Ether ETPs”) or as ETFs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as the reference asset (“Ether Futures ETFs”).

Spot Ether ETPs are organized as Delaware statutory trusts, issuing shares that represent fractional, undivided beneficial interests in their respective net assets, which consist almost exclusively of ether. Each Spot Ether ETP aims to closely track ether’s price performance. Spot Ether ETPs are not registered as investment companies under the 1940 Act. Additionally, their sponsors are not registered with the SEC as investment advisers and, therefore, are not subject to SEC regulation in that capacity regarding their activities related to managing the Spot Ether ETPs. Moreover, Spot Ether ETPs are not classified as commodity pools under the Commodity Exchange Act of 1936, as amended (the “CEA”), and consequently, the sponsors are not regulated by the Commodity Futures Trading Commission (the “CFTC”) as commodity pool operators or commodity trading advisors with respect to their operation of the Ether ETPs. Spot Ether ETPs are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and are subject to the informational requirements of the Exchange Act. Information provided to or filed with the SEC by the underlying issuer of a Spot Ether ETP pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding Ether ETPs, can be located through the SEC’s website at www.sec.gov.

Ether Futures ETFs are registered under the 1940 Act and do not invest directly in ether. Ether Futures ETFs seek to provide investment results that correspond to the performance of ether through investments in ether futures contracts. The ether futures contracts held by Ether Futures ETFs are standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the CFTC. Ether Futures ETFs generally seek to invest in cash-settled, front-month ether futures contracts. Certain Ether Futures ETFs gain exposure to ether by investing in ether futures contracts through a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. Because such Ether Futures ETFs intend to qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), such Ether Futures ETFs intend to invest no more than 25% of its total assets in the subsidiary at each quarter end of the fund’s tax year. An Ether Futures ETF may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to ether futures contracts.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets plus borrowings in Ether ETP Options.